Goodwill - Schedule of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Beginning balance	$ 131,255
Ending balance	121,169	$ 131,255
North America (NA) [Member]
Goodwill [Line Items]
Beginning balance	1,296	1,296
Ending balance	1,296	1,296
Europe, Middle East & Africa (EMEA) [Member]
Goodwill [Line Items]
Beginning balance	129,959	0
Acquisitions		116,709
Foreign currency translation adjustment	(10,086)	13,250
Ending balance	$ 119,873	$ 129,959